Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	SFr 282	SFr (251)	SFr 689	SFr 31	SFr 1,907
Gains/(losses) recognized in income on hedged items	(301)	257	(751)	(44)	(2,071)
Net gains/(losses) on the ineffective portion	(19)	6	(62)	(13)	(164)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	282	(251)	689	31	1,907
Gains/(losses) recognized in income on hedged items	(301)	257	(751)	(44)	(2,071)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(2)	3	(1)	1	31
Gains/(losses) recognized in AOCI on derivatives	(18)	(11)	31	(29)	88
Gains/(losses) reclassified from AOCI into income	(18)	(4)	6	(22)	5
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(17)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	8	(7)	35	1	97
Gains/(losses) reclassified from AOCI into income	(2)	0	8	(2)	16
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(26)	(4)	(4)	(30)	(9)
Gains/(losses) reclassified from AOCI into income	(16)	(4)	(2)	(20)	(11)
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	133	(187)	(232)	(54)	(252)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	SFr 133	SFr (187)	SFr (232)	(54)	(252)
Bank | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives				31	1,907
Gains/(losses) recognized in income on hedged items				(44)	(2,071)
Net gains/(losses) on the ineffective portion				(13)	(164)
Bank | Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives				31	1,907
Gains/(losses) recognized in income on hedged items				(44)	(2,071)
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion				1	31
Gains/(losses) recognized in AOCI on derivatives				(29)	94
Gains/(losses) reclassified from AOCI into income				(19)	9
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months				10
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives				1	97
Gains/(losses) reclassified from AOCI into income				(2)	16
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives				(30)	(3)
Gains/(losses) reclassified from AOCI into income				(17)	(7)
Bank | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives				(54)	(253)
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives				SFr (54)	SFr (253)